Changes in Carrying Amount of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	$ 33,383	$ 46,675		$ 60,122
Amortization expense of step acquisition adjustment related to lease contracts		33	[1]	411	[1]
Amortization expense	(4,226)	(5,020)		(6,110)
Reduction arising from the relinquishment of management rights from the purchase of containers from institutional investors		(8,305)		(7,748)
Ending Balance	$ 29,157	$ 33,383		$ 46,675

[1]	Represents a step acquisition adjustment related to TL's purchase of 3,000 additional Class A shares of TMCL on November 1, 2007. The adjustment was recorded to increase the balance of lease contracts to an amount that equaled the fair market value of the lease contracts on the date of the acquisition.